Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
In 2025, Grupo TMM maintained a comprehensive cybersecurity approach aimed at ensuring the confidentiality, integrity and availability of its systems and critical information, as an essential component of its risk management strategy and operational resilience.

Our strategy is supported by a hybrid and cloud-based technology infrastructure, backed by world-class strategic partners such as Amazon Web Services, Microsoft Corporation and Fortinet, under a shared responsibility model that combines robust internal controls with internationally certified platforms.

Comprehensive Cyber Risk Management Framework

Grupo TMM maintains a comprehensive cybersecurity framework focused on the identification, assessment and mitigation of material risks that could affect its operations, strategic information and digital assets. This framework includes:

•	Capabilities for prevention and reduction of the attack surface
•	Continuous monitoring of security events
•	Early threat detection
•	Automated incident response
•	Comprehensive logging and traceability of events

Through this approach, access controls, network segmentation, endpoint protection, identity management and centralized monitoring of security events are strengthened, enabling operational continuity across hybrid and cloud environments.

The incident response protocol includes classification by level of criticality, timely activation of containment and mitigation measures, and comprehensive documentation within the internal help desk platform, facilitating root cause analysis, continuous improvement and regulatory compliance.

In high-severity scenarios, the Information Technology (“IT”) area is authorized to implement preventive measures, including the controlled suspension of operations, when necessary to protect critical assets and minimize impacts.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Grupo TMM maintains a comprehensive cybersecurity framework focused on the identification, assessment and mitigation of material risks that could affect its operations, strategic information and digital assets. This framework includes:

•	Capabilities for prevention and reduction of the attack surface
•	Continuous monitoring of security events
•	Early threat detection
•	Automated incident response
•	Comprehensive logging and traceability of events

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	None of the detected attempts resulted in the compromise of critical assets or sensitive information. Each event was documented and managed in accordance with internal protocols, strengthening organizational learning and continuous improvement.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance and Oversight

The Chief Information Officer (“CIO”) leads Grupo TMM’s cybersecurity strategy and ensures alignment with industry best practices and the Company’s overall corporate strategy. The IT team reports continuously to the CIO on relevant threats and security events. In the event of high-priority incidents, the CIO reports to the Chief Executive Officer, the Chief Financial Officer and the Board of Directors in the corresponding sessions.

While Grupo TMM does not have a specific Board committee or subcommittee dedicated exclusively to cybersecurity risk oversight, such risks fall within the scope of the Corporate Governance Committee, which oversees the comprehensive management of the Group’s strategic, operational and technological risks. In this context, cybersecurity is treated as a cross-functional strategic risk, subject to review within the overall internal control and enterprise risk management framework.

ESG Approach and Digital Resilience

The strategic availability of reliable information, continuous employee training and technology governance are integral components of Grupo TMM’s ESG approach, strengthening operational resilience, responsible risk management and long-term sustainability.

Our cybersecurity strategy continues to evolve to anticipate and mitigate emerging threats, fostering a secure digital environment that protects the Group’s assets, preserves business continuity and safeguards the information of our stakeholders.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Chief Information Officer (“CIO”) leads Grupo TMM’s cybersecurity strategy and ensures alignment with industry best practices and the Company’s overall corporate strategy.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The IT team reports continuously to the CIO on relevant threats and security events. In the event of high-priority incidents, the CIO reports to the Chief Executive Officer, the Chief Financial Officer and the Board of Directors in the corresponding sessions.
Cybersecurity Risk Role of Management [Text Block]
The Chief Information Officer (“CIO”) leads Grupo TMM’s cybersecurity strategy and ensures alignment with industry best practices and the Company’s overall corporate strategy. The IT team reports continuously to the CIO on relevant threats and security events. In the event of high-priority incidents, the CIO reports to the Chief Executive Officer, the Chief Financial Officer and the Board of Directors in the corresponding sessions.

While Grupo TMM does not have a specific Board committee or subcommittee dedicated exclusively to cybersecurity risk oversight, such risks fall within the scope of the Corporate Governance Committee, which oversees the comprehensive management of the Group’s strategic, operational and technological risks. In this context, cybersecurity is treated as a cross-functional strategic risk, subject to review within the overall internal control and enterprise risk management framework.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
While Grupo TMM does not have a specific Board committee or subcommittee dedicated exclusively to cybersecurity risk oversight, such risks fall within the scope of the Corporate Governance Committee, which oversees the comprehensive management of the Group’s strategic, operational and technological risks. In this context, cybersecurity is treated as a cross-functional strategic risk, subject to review within the overall internal control and enterprise risk management framework.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	While Grupo TMM does not have a specific Board committee or subcommittee dedicated exclusively to cybersecurity risk oversight, such risks fall within the scope of the Corporate Governance Committee, which oversees the comprehensive management of the Group’s strategic, operational and technological risks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The IT team reports continuously to the CIO on relevant threats and security events. In the event of high-priority incidents, the CIO reports to the Chief Executive Officer, the Chief Financial Officer and the Board of Directors in the corresponding sessions.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true